UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-07685

Frontier Funds, Inc.
 (Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, IL 60062
 (Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
 (Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2016

Item 1. Reports to Stockholders.

A  N  N  U  A  L    R  E  P  O  R  T

Frontier Silk Invest New Horizons Fund

Frontegra  Asset  Management,  Inc.

October 31, 2016

EXPENSE EXAMPLE
October 31, 2016 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, service fees and other fund expenses. Although the Frontier Silk Invest New Horizons Fund does not charge a sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee. A redemption fee of 2.00% of the then current value of the shares redeemed may be imposed on certain redemptions of shares made within 180 days of purchase for the Fund.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Fund offers Institutional Class and Service Class shares, which commenced operations on May 25, 2016, and May 27, 2016, respectively. This example is based on an investment of $1,000 invested at the inception date for each respective Class and held for the period ended October 31, 2016. The hypothetical example is based on a six month period ended October 31, 2016.

Actual Expenses

The first line of the table on the following page for each Class provides information about actual account values and actual expenses. The Example includes management fees, registration fees, fee waivers/reimbursements and other expenses. However, the Example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each Class provides information about hypothetical account values and hypothetical expenses based on each of the Class’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

EXPENSE EXAMPLE (continued)
October 31, 2016 (Unaudited)

	Beginning Account Value	Ending Account Value 10/31/2016	Annualized Expense Ratio	Expenses Paid During the Period
Silk Invest New Horizons
Fund – Institutional Class
Actual Fund Return*	$1,000.00	$940.00	1.85%	$7.84
Hypothetical 5% Return**	$1,000.00	$1,015.84	1.85%	$9.37
Silk Invest New Horizons
Fund – Service Class
Actual Fund Return***	$1,000.00	$938.10	1.95%	$8.16
Hypothetical 5% Return**	$1,000.00	$1,015.53	1.95%	$9.88

* Actual expenses are equal to the Fund’s annualized expense ratio of 1.85% multiplied by the average account value over the period, multiplied by 160/366 to reflect the most recent fiscal period end since the Silk Invest New Horizons Fund - Institutional Class commenced operations on May 25, 2016.

** Hypothetical expenses are equal to the Silk Invest New Horizons Fund - Institutional Class and Service Class’ annualized expense ratios of 1.85% and 1.95%, respectively, multiplied by the average account value over the period commencing May 1, 2016, multiplied by 184/366 to reflect information had the Fund been in operation for the entire fiscal half year.

*** Actual expenses are equal to the Fund’s annualized expense ratio of 1.95% multiplied by the average account value over the period, multiplied by 158/366 to reflect the most recent fiscal period end since the Silk Invest New Horizons Fund - Service Class commenced operations on May 27, 2016.

Frontier Silk Invest New Horizons Fund
SCHEDULE OF INVESTMENTS
October 31, 2016

Number of Shares		Value
COMMON STOCKS 81.2%
	Argentina 11.6%
56,000	Adecoagro SA (a)	$616,000
59,000	Grupo Clarin SA - GDR	1,475,000
32,685	Grupo Financiero Galicia SA - ADR	1,017,811
101,371	Telecom Argentina SA - ADR	1,907,802
		5,016,613
	Bangladesh 9.4%
817,000	BRAC Bank Ltd.	623,589
540,300	GrameenPhone Ltd.	1,880,141
450,000	Square Pharmaceuticals Ltd.	1,534,964
		4,038,694
	Egypt 4.6%
138,900	Commercial International Bank Egypt SAE - GDR	614,077
766,500	Egyptian Financial Group-Hermes Holding Co. (a)(d)	1,351,833
		1,965,910
	Ghana 2.0%
292,700	Ecobank Ghana Ltd. (b)	503,050
387,200	Ghana Commercial Bank Ltd. (b)	340,075
		843,125
	Kenya 12.8%
2,490,670	Centum Investment Co. Ltd. (b)	968,546
401,000	East African Breweries Ltd.	1,088,795
3,396,907	Equity Group Holdings Ltd.	1,027,594
3,645,224	KCB Group Ltd.	976,352
7,336,906	Safaricom Ltd.	1,432,736
		5,494,023
	Morocco 7.4%
79,567	Auto Hall (b)	884,364
294,650	Douja Promotion Groupe Addoha SA	1,127,873
88,100	Maroc Telecom	1,191,487
		3,203,724
	Nigeria 8.9%
18,815,504	Guaranty Trust Bank PLC	1,399,998
2,900,332	Lafarge Africa PLC	436,007
332,388	Nestle Nigeria PLC	839,080
25,169,452	Zenith Bank PLC	1,171,943
		3,847,028
	Oman 2.4%
620,950	Ooredoo	1,044,431

	Pakistan 7.7%
942,000	Bank Al Habib Ltd.	413,235
710,000	Cherat Cement Co.	854,236
104,500	Lucky Cement Ltd.	669,011
77,000	PAK Suzuki Motor Co.	376,148
526,000	United Bank Ltd.	1,010,661
		3,323,291
	Qatar 2.3%
37,520	Ooredoo QSC	998,577

	South Africa 2.2%
110,000	MTN Group Ltd. - ADR	948,200

The accompanying notes are an integral part of these financial statements.

Number of Shares		Value
COMMON STOCKS 81.2% (continued)

	Sri Lanka 1.3%
314,000	Sampath Bank PLC	$551,995

	United Arab Emirates 8.6%
709,080	Agthia Group PJSC	1,157,676
2,709,000	Air Arabia PJSC	957,461
838,100	Emaar Properties PJSC	1,587,011
		3,702,148
	Total Common Stocks
	(Cost $36,453,878)	34,977,759

PARTICIPATION (EQUITY LINKED) NOTES (c) 14.7%
	Saudi Arabia 10.9%
30,440	Abdullah Al Othaim Markets Co., Issued by EFG Hermes Mena Securities Ltd., Expires 12/11/2018	662,258
11,380	Abdullah Al Othaim Markets Co., Issued by Morgan Stanley BV, Expires 08/28/2017	247,585
104,160	Al Khaleej Training and Education Co., Issued by Credit Suisse AG, Expires 08/27/2018	421,617
178,460	Al Khaleej Training and Education Co., Issued by Morgan Stanley BV, Expires 01/29/2018	722,368
12,800	BUPA Arabia for Cooperative Insurance Co., Issued by Morgan Stanley BV, Expires 02/12/2018	410,193
39,060	Herfy Food Services Co. Ltd., Issued by EFG Hermes Mena Securities Ltd., Expires 01/30/2019	694,918
24,180	Herfy Food Services Co. Ltd., Issued by Morgan Stanley BV, Expires 02/14/2018	430,188
129,066	Samba Financial Group, Issued by Credit Suisse AG, Expires 02/04/2019	684,530
49,700	The Savola Group, Issued by Morgan Stanley BV, Expires 08/28/2017	415,602
		4,689,259
	United Arab Emirates 3.8%
190,140	Agthia Group PJSC, Issued by Deutsche Bank AG, Expires 05/15/2017	310,602
1,435,000	Air Arabia PJSC, Issued by Deutsche Bank AG, Expires 07/31/2017	507,895
424,809	Emaar Properties PJSC, Issued by Morgan Stanley BV, Expires 12/07/2017	806,130
		1,624,627
	Total Participation (Equity Linked) Notes
	(Cost $7,248,756)	6,313,886

SHORT-TERM INVESTMENTS 2.9%
	Investment Company 2.9%
1,236,402	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 0.00%	1,236,402
	Total Short-Term Investments
	(Cost $1,236,402)	1,236,402

	Total Investments 98.8%
	(Cost $44,939,036)	42,528,047

	Other Assets in Excess of Liabilities 1.2%	528,803

	TOTAL NET ASSETS 100.0%	$43,056,850

(a) Non-Income Producing.
(b) Illiquid security, pursuant to guidelines established by the Board of Directors. See Note 2(f) in Notes to Financial Statements.
(c) Restricted securities, pursuant to Rule 144A or Regulation S under the Securities Act of 1933. See Note 2(f) in Notes to Financial Statements.
(d) See Note 2(d) in Notes to Financial Statements.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Portfolio Diversification
Sectors	Percentage
Financials	34.1%
Telecommunication Services	21.8
Consumer Staples	8.6
Consumer Discretionary	6.3
Materials	4.6
Health Care	3.6
Industrials	2.2

Total Common Stocks	81.2
Consumer Discretionary	5.3
Financials	4.4
Consumer Staples	3.8
Industrials	1.2

Total Participation Notes	14.7

Total Short-Term Investments	2.9

Total Investments	98.8
Other Assets in Excess of Liabilities	1.2

Total Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

Frontier Silk Invest New Horizons Fund
STATEMENT OF ASSETS AND LIABILITIES October 31, 2016

ASSETS:
Investments at cost	$44,939,036
Foreign currency at cost	$507,392
Investments at value	$42,528,047
Foreign currency at value	509,412
Receivable for investments sold	27,473
Interest and dividends receivable	160,287
Prepaid expenses and other assets	33,244
Total assets	43,258,463

LIABILITIES:
Payable for investments purchased	143,088
Payable to Adviser	33,353
Accrued shareholder servicing fees	1,061
Accrued expenses	24,111
Total liabilities	201,613

Net Assets	$43,056,850

NET ASSETS CONSIST OF:
Paid in capital	$45,402,462
Undistributed net investment income	127,658
Accumulated undistributed net realized loss	(63,696)
Net unrealized appreciation/depreciation on:
Investments	(2,410,989)
Foreign currency	1,415
Net Assets	$43,056,850

INSTITUTIONAL CLASS:
Net Assets	$29,376,030
Authorized	50,000,000
Issued and Outstanding ($0.01 par value)	3,125,382
Net Asset Value, Redemption Price and Offering Price Per Share	$9.40

SERVICE CLASS:
Net Assets	$13,680,820
Authorized	50,000,000
Issued and Outstanding ($0.01 par value)	1,455,106
Net Asset Value, Redemption Price and Offering Price Per Share	$9.40

The accompanying notes are an integral part of these financial statements.

Frontier Silk Invest New Horizons Fund
STATEMENT OF OPERATIONS

For the Period
May 25, 2016(1)
through
October 31, 2016
INVESTMENT INCOME:
Dividend income(2)	$497,072
Interest income	3,865
Total investment income	500,937

EXPENSES:
Investment advisory fees	244,702
Custody fees	50,648
Legal fees	21,006
Audit fees	16,800
Fund administration and accounting fees	13,908
Federal and state registration fees	12,653
Transfer agent fees	5,499
Directors’ fees and related expenses	5,357
Shareholder servicing fees - Service Class	4,089
Reports to shareholders	2,970
Other	9,280
Total expenses before waiver and reimbursement	386,912
Waiver and reimbursement of expenses by Adviser	(70,610)
Net expenses	316,302

Net Investment Income	184,635

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	(64,084)
Foreign currency transactions	(56,977)

Change in net unrealized appreciation/depreciation on:
Investments	(2,410,989)
Foreign currency transactions	1,415

Net Realized and Unrealized Loss on Investments	(2,530,635)

Net Decrease in Net Assets Resulting from Operations	$(2,346,000)

(1)  Commenced operations on May 25, 2016.
(2)  Net of $54,570 in foreign withholding taxes.

The accompanying notes are an integral part of these financial statements.

Frontier Silk Invest New Horizons Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
May 25, 2016(1)
through
October 31, 2016
OPERATIONS:
Net investment income	$184,635
Net realized loss on:
Investments	(64,084)
Foreign currency transactions	(56,977)
Change in net unrealized appreciation/depreciation on:
Investments	(2,410,989)
Foreign currency transactions	1,415
Net decrease in net assets resulting from operations	(2,346,000)

CAPITAL SHARE TRANSACTIONS:
Shares sold - Institutional Class	4,628,026
Shares issued from transfer in-kind - Institutional Class(2)	26,604,000
Shares sold - Service Class(3)	15,902,780
Shares redeemed - Service Class(3)	(1,731,956)
Net increase in net assets resulting from capital share transactions	45,402,850

Total Increase in Net Assets	43,056,850

NET ASSETS:
Beginning of Period	—

End of Period (includes undistributed net investment income of $127,658)	$43,056,850

TRANSACTIONS IN SHARES - INSTITUTIONAL CLASS:
Shares sold	464,982
Shares issued from transfer in-kind - Institutional Class(2)	2,660,400
Net increase in shares outstanding	3,125,382

TRANSACTIONS IN SHARES - SERVICE CLASS(3):
Shares sold	1,626,587
Shares redeemed	(171,481)
Net increase in shares outstanding	1,455,106

(1) Commenced operations on May 25, 2016.
(2) See Note 1 in Notes to Financial Statements.
(3) Service Class commenced operations on May 27, 2016.

The accompanying notes are an integral part of these financial statements.

Frontier Silk Invest New Horizons Fund
FINANCIAL HIGHLIGHTS

	Institutional Class
	Period Ended
	October 31, 2016(1)
Net Asset Value, Beginning of Period	$10.00

LOSS FROM INVESTMENT OPERATIONS:
Net investment income	0.04
Net realized and unrealized loss on investments	(0.64)
Total Loss from Investment Operations	(0.60)

Net Asset Value, End of Period	$9.40

Total Return	(6.00)%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$29,376
Ratio of expenses to average net assets
Before waivers and reimbursements	2.27%	(3)
Net of waivers and reimbursements	1.85%	(3)
Ratio of net investment income to average net assets
Before waivers and reimbursements	0.66%	(3)
Net of waivers and reimbursements	1.08%	(3)
Portfolio turnover rate(4)	15%	(2)

(1) Commenced operations on May 25, 2016.
(2) Not annualized.
(3) Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Frontier Silk Invest New Horizons Fund
FINANCIAL HIGHLIGHTS

	Service Class
	Period Ended
	October 31, 2016(1)
Net Asset Value, Beginning of Period	$10.02

LOSS FROM INVESTMENT OPERATIONS:
Net investment income	0.03
Net realized and unrealized loss on investments	(0.65)
Total Loss from Investment Operations	(0.62)

Net Asset Value, End of Period	$9.40

Total Return	(6.19)%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,681
Ratio of expenses to average net assets
Before waivers and reimbursements	2.35%	(3)
Net of waivers and reimbursements	1.95%	(3)
Ratio of net investment income to average net assets
Before waivers and reimbursements	0.73%	(3)
Net of waivers and reimbursements	1.13%	(3)
Portfolio turnover rate(4)	15%	(2)

(1) Commenced operations on May 27, 2016.
(2) Not annualized.
(3) Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2016

(1) ORGANIZATION
Frontier Funds, Inc. (the “Company”) was incorporated on May 24, 1996, as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company issuing shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Company consists of seven separate series, one of which is included herein. The accompanying financial statements include the Frontier Silk Invest New Horizons Fund (the “Fund”). The Fund offers two share classes, the Institutional Class and the Service Class. The Institutional Class commenced operations on May 25, 2016, and the Service Class commenced operations on May 27, 2016. The investment objective of the Fund is capital appreciation and the Fund is a diversified fund. Frontegra Asset Management, Inc. (“Frontegra”) and Silk Invest Limited (“Silk”) serve as investment adviser and subadviser, respectively, to the Fund.

Simultaneous with the commencement of the Fund’s investment operations on May 25, 2016, the Silk Road Global Frontier Fund, LLC (the “Private Fund”), a limited liability company managed by Silk Capital Management, LLC, an affiliate of Silk, transferred all of the assets of the Private Fund to the Fund in exchange for Institutional Class shares of the Fund. The investment objective of the Private Fund was substantially similar to that of the Fund. The total amount of the transfer was $26,604,000, consisting of securities, cash and other receivables, which were recorded at value as of the date of the conversion. The transaction was considered non-taxable by the Fund for tax purposes. For tax purposes, the cost basis of investments received by the Fund from the Private Fund was carried forward to align the ongoing reporting of the Fund’s realized and unrealized gains and losses with the amounts distributable to shareholders. As a result of the in-kind transfer, the Fund issued 2,660,400 Institutional Class shares at a net asset value (“NAV”) of $10.00 per share.

As part of the conversion, Frontegra and Silk agreed to reimburse the Fund for brokerage commissions and transactional costs incurred in connection with the sale and repurchase of certain securities held by the Private Fund that could not be transferred from the Private Fund to the Fund due to foreign market restrictions. As of October 31, 2016, Frontegra and Silk had reimbursed $70,717 and $0, respectively.

(2) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2016

(a) Investment Valuation
Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Participation (Equity Linked) Notes (“P-Notes”) are valued based on an evaluated price provided by an independent pricing service. Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and dealer bid quotations. Shares of underlying mutual funds are valued at their respective NAVs. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time the Fund’s NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities. The Fund will value securities at fair value, using fair valuation procedures approved by the Board of Directors (the “Board”), taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the adviser or subadviser pursuant to guidelines established by the Board.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Fund’s securities as of October 31, 2016:

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$15,803,222	$19,174,537	$—	$34,977,759
P-Notes	—	6,313,886	—	6,313,886
Total Equity	15,803,222	25,488,423	—	41,291,645
Short-Term Investments	1,236,402	—	—	1,236,402
Total Investments in Securities	$17,039,624	$25,488,423	$—	$42,528,047

(a)	See Fund’s Schedule of Investments for sector and country classifications.

For the period ended October 31, 2016, there were no transfers between Levels 1, 2, and 3. The Fund did not hold any Level 3 securities as of October 31, 2016. It is the Fund’s policy to record transfers at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2016

(b) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund’s financial position or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund has no examinations in progress.

(c) Distributions to Shareholders
Distributions from net realized gains, if any, are declared and paid at least annually. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund did not pay a distribution during the period ended October 31, 2016. On December 20, 2016, the Fund paid distributions from ordinary income to shareholders of record as of December 19, 2016, in the amount of $0.02923828 per share and $0.02485647 per share, for the Institutional Class and Service Class, respectively. There were no distributions of short-term or long-term capital gains.

At October 31, 2016, the components of accumulated losses on a tax basis were as follows:

Silk Invest New Horizons Fund
Cost of investments	$44,939,036
Gross unrealized appreciation	$2,001,143
Gross unrealized depreciation	(4,412,132)
Net unrealized depreciation	(2,410,989)
Undistributed ordinary income	127,658
Undistributed long-term capital gain	—
Total distributable earnings	127,658
Other accumulated losses	(62,281)
Total accumulated losses	$(2,345,612)

At October 31, 2016, the Fund had a short-term capital loss carryforward that will not expire of $63,696.

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2016

(d) Foreign Currency Translation and Risks
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange each day. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the fair value of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments. The Fund reports net realized foreign exchange gains and losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund bears the risk of changes in the foreign currency exchange rates and their impact on the value of assets and liabilities denominated in foreign currency. The Fund also bears the risk of a counterparty failing to fulfill its obligation under a foreign currency contract.

Investments in securities of foreign companies involve additional risks including:

Foreign Securities Risks – Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and imposition of foreign taxes.

Frontier Markets Risks – Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging markets, and as a result, the risks of investing in emerging markets countries are magnified in frontier market countries. Frontier market economies can be subject to greater social, economic, regulatory, and political uncertainties, including the repatriation of investment income and foreign currency, and return of capital on the proceeds of sales of securities by foreign investors.

Currency Risks – The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies. Egypt has experienced economic challenges and more recently increased currency liquidity issues as it sought to obtain funding assistance from the International Monetary Fund (the “IMF”) and other sources. On November 3, 2016, the Central Bank of Egypt (the “CBE”) devalued the Egyptian pound (“EGP”) to 13 EGP per U.S. dollar (“USD”), as of that date, from 8.8 EGP to USD on October 31, 2016. The CBE also initiated a free floating currency and reactivated daily interbank market trading. The move to a free floating currency is expected to increase currency liquidity and was a requirement of the IMF in order for Egypt to receive loans.

P-Note Risks – P-Notes are issued by banks and broker-dealers and are designed to offer a return linked to the performance of an underlying security or market. P-Notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligations under the notes.

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2016

(e) Indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(f) Restricted and Illiquid Securities
A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”), pursuant to the resale limitations provided by Rule 144A or Regulation S under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. None of the Fund’s restricted securities are considered to be illiquid. As of October 31, 2016, Rule 144A and Regulation S securities held in the Fund represented 14.7% of net assets.

The Fund may invest up to 15% of its net assets in illiquid securities. A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven calendar days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Board as reflecting fair value. As of October 31, 2016, the Fund had investments in illiquid securities with a total value of $2,696,035 or 6.3% of total net assets.

(g) Subsequent Event
Effective December 12, 2016, the Board approved the change in the Fund’s fiscal year end to June 30 from October 31.

(h) Other
Investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sale proceeds. Dividend income, less foreign taxes withheld, is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available to the Fund. Interest income is recognized on an accrual basis. All discounts/premiums are accreted/amortized using the effective interest method and are included in interest income. While the Fund is entitled to receive from the bank or broker any dividends or other distributions paid on the underlying securities linked to its investments in P-Notes, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax codes and regulations.

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2016

Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments attributable to the Fund are generally allocated to each respective class in proportion to the relative net assets of each class. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Company in proportion to each Fund’s relative net assets or by other equitable means.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. These reclassifications have no effect on net assets or net asset value per share. For the period ended October 31, 2016, the Fund decreased undistributed net investment income and paid in capital by $56,977 and $388, respectively, and decreased accumulated undistributed net realized loss by $57,365. The permanent differences primarily relate to foreign currency and book/tax adjustments for transfers in-kind.

(3) INVESTMENT ADVISER AND RELATED PARTIES
The Fund has entered into an agreement with Frontegra, with whom certain officers and a director of the Fund are affiliated, to furnish investment advisory services to the Fund. Fees are calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percent of average daily net assets). Pursuant to an expense cap agreement, Frontegra has agreed to waive its management fee and/or reimburse the Fund’s operating expenses (exclusive of brokerage, acquired fund fees and expenses, interest, taxes and extraordinary expenses) to ensure that the Fund’s operating expenses do not exceed the expense limitation listed below. The expense limitation for Service Class shares includes up to 0.15% exclusively for shareholder servicing fees. Expenses waived are netted with advisory fees payable on the Statement of Assets and Liabilities. On a monthly basis, these accounts are settled by the Fund making payment to Frontegra or Frontegra reimbursing the Fund if the reimbursement amount exceeds the advisory fee. If the amount of fees waived exceeds the advisory fee earned, this is shown on the Statement of Assets and Liabilities as a receivable from the adviser. The expense cap agreement will continue in effect until October 31, 2018, with successive renewal terms of one year unless terminated by Frontegra or the Fund prior to any such renewal.

	Annual	Expense
Fund	Advisory Fees	Limitation
Silk Invest New Horizons Fund – Institutional Class	1.45%	1.85%
Silk Invest New Horizons Fund – Service Class	1.45%	2.00%

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2016

Any waivers or reimbursements are subject to later adjustment to allow Frontegra to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that Frontegra shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Expenses attributable to a specific class may only be recouped with respect to that class.

For the period ended October 31, 2016, total operating expenses reimbursed by Frontegra, on behalf of the Fund, were $70,610, which are subject to potential recovery no later than October 31, 2019.

The beneficial ownership, either directly or indirectly, of more than 25% of a Fund’s voting securities creates a presumption of control. As of October 31, 2016, the Fund had an individual shareholder account and an omnibus shareholder account (composed of a group of individual shareholders), each of which amounted to more than 25% of the total shares outstanding of the Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Fund.

(4) INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended October 31, 2016, were $35,141,721 and $5,484,717, respectively. The Fund did not purchase or sell any U.S. Government securities during the period.

(5) SHAREHOLDER SERVICING FEE
The Company, on behalf of the Service Class shares of the Fund, has adopted a shareholder servicing plan (the “Service Plan”). Pursuant to the Service Plan, the Service Class shares of the Fund pay an annual shareholder servicing fee of up to 0.15% per year to Frontegra Strategies, LLC (the “Distributor”) for payments to authorized agents, such as a fund super market or broker-dealer who is authorized by the Distributor or an affiliate of the Fund, who provide on-going account services to shareholders. Those services include establishing and maintaining shareholder accounts, mailing prospectuses, account statements and other Fund documents to shareholders, processing shareholder transactions, and providing other recordkeeping, sub-accounting and administrative services. For the period ended October 31, 2016, the Service Class shares of the Fund incurred $4,089 in fees under the Service Plan.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

October 31, 2016

To the Shareholders of Frontier Silk Invest New Horizons Fund and
Board of Directors of Frontier Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Frontier Silk Invest New Horizons Fund (the “Fund”), a series of Frontier Funds, Inc., as of October 31, 2016, and the related statements of operations and changes in net assets, and the financial highlights for the period May 25, 2016 (commencement of operations) through October 31, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Frontier Silk Invest New Horizons Fund as of October 31, 2016, and the results of its operations, the changes in its net assets, and the financial highlights for the period May 25, 2016 (commencement of operations) through October 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 22, 2016

BOARD OF DIRECTORS’ APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS

The Board of Directors (the “Board”) of Frontier Funds, Inc. (the “Company”), including the directors who are not “interested persons” as defined in Section 2(a)(9) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), met on March 21, 2016 to consider the approval of an advisory agreement with Frontegra Asset Management, Inc. (“Frontegra”) and a subadvisory agreement between Frontegra and Silk Invest Limited (“Silk”) with respect to a new series of the Company, the Frontier Silk Invest New Horizons Fund (the “Fund”).

In connection with its review, the Board was provided materials relevant to its consideration of the agreements with Frontegra and Silk, such as the proposed advisory and subadvisory agreements, information regarding each firm’s compliance program, personnel and financial condition, the Form ADV of Frontegra and Silk, Frontegra’s Rule 17j-1 Certification, Silk’s Code of Ethics and Rule 17j-1 Certification, projected financial information for Silk, historical performance information for accounts managed by Silk in the same strategy as the Fund, a memorandum prepared by Frontegra regarding due diligence and the financial position of Silk and a memorandum prepared by the Company’s legal counsel regarding the Board’s duties in approving advisory and subadvisory agreements under the 1940 Act and relevant case law.   The Board was also provided with Frontegra’s and Silk’s responses to the Section 15(c) request submitted by the Company’s legal counsel on behalf of the directors. The Independent Directors met in executive session with legal counsel to the Company and with the Company’s Chief Compliance Officer to discuss the materials and the proposed approval of the advisory and subadvisory agreements. During the executive session, the Independent Directors discussed their responsibilities and the 15(c) responses with legal counsel.

The Board reviewed the advisory fee payable by the Fund under the advisory agreement, the Fund’s net expense ratio for the Institutional Class and the Service Class shares, after giving effect to the expense cap agreement between the Company and Frontegra on behalf of the Fund, and comparative fee and expense information provided by an independent service with respect to Emerging Markets mutual funds. The Board also considered peer group data with respect to frontier markets mutual funds.  The Board considered the subadvisory fees to be paid by Frontegra to Silk and the proposed fee schedule, which was subject to adjustment, noting that the subadvisory fee was negotiated at arm’s length between Frontegra and Silk, an unaffiliated third party, and Frontegra would compensate Silk from its own fees. The directors discussed with representatives of Frontegra and Silk the nature, extent and quality of the advisory and other services to be provided to the Fund by Frontegra and Silk.

In evaluating the advisory agreement, the Board took into account their cumulative experience in working with Frontegra for many years and their ongoing review of information and discussions with representatives of Frontegra throughout the year at Board meetings.  In considering the advisory and subadvisory agreements, the Board reviewed and analyzed various factors with respect to the Fund that it determined were relevant, including the factors below, and made the following conclusions. In its deliberations, the Board did not identify any single factor as determinative.

Advisory Agreement

Nature, Extent and Quality of the Services to be Provided. The Board considered the services Frontegra would provide the Fund and its shareholders under the advisory agreement. The Board noted that Frontegra serves as a manager of managers and had selected Silk to make the day-to-day investment decisions for the Fund. The Board considered that Frontegra has 20 years of experience in hiring and supervising subadvisers to portfolios in the Frontier family of funds. The Board discussed Frontegra’s responsibilities for overseeing Silk and supervising the management of the Fund’s investments.  The Board also considered the quality of other services provided by Frontegra, including oversight of Silk, supervision of the management of the Fund’s investments, performance oversight, risk management oversight, administration of the Fund’s compliance program, oversight of the Fund’s valuation policy and financial reporting, regulatory administration services, general fund administration and shareholder servicing, oversight and coordination of service providers and Fund officers and office space provided by Frontegra to the Fund. The Board concluded that the range of services to be provided by Frontegra was appropriate and that Frontegra was qualified to provide such services.

Proposed Advisory Fee. The Board compared the Fund’s contractual advisory fee and total expense ratio to the industry data with respect to other mutual funds in Morningstar’s Diversified Emerging Markets peer group.  The Board also reviewed supplemental frontier markets peer group data provided by Frontegra derived from a list of frontier funds published by Morningstar. The Board noted that the proposed advisory fee was higher than the Morningstar category average, but noted that the Diversified Emerging Markets category may not be an appropriate comparison for the Fund given the unique nature of frontier markets. The Board noted that the proposed advisory fee was in line with the advisory fee charged by other frontier markets funds based on the supplemental peer group information provided. The Board noted that the net expense ratio for Institutional Class shares was higher than the industry average for funds in the Diversified Emerging Markets category but reasonable and within the range of expenses paid by other frontier markets funds. The Board noted that the net expense ratio for Service Class shares was higher than the industry average for Diversified Emerging Markets funds and that a frontier markets peer group comparison was not available for Service Class shares.  The Board concluded that the proposed advisory fee to be paid by the Fund to Frontegra was reasonable in light of the nature and quality of services to be provided and fees paid by comparable funds.

Costs and Profitability. Frontegra did not provide any specific information regarding the costs of services to be provided or the profits it might realize because the Fund has not commenced operations.

Economies of Scale.  Because the Fund has not commenced operations, the Board did not consider whether any alternative fee structures, such as breakpoint fees, would be appropriate to reflect any economies of scale that may result from increases in the Fund’s assets.   The Board noted Frontegra’s continued commitment to evaluate breakpoints with respect to the advisory fee.

Benefits to Frontegra. The Board considered information presented regarding any benefits to Frontegra or its affiliates from serving as adviser to the Fund (in addition to the advisory fee). The Board noted that Frontier Partners, Inc. (“Frontier”), an affiliate of Frontegra, provides consulting services to, and is compensated by, Silk. However, the Board determined that Frontegra’s services to the Fund would not be compromised by this potential conflict of interest.

On the basis of its review of the foregoing information, the Board found that the terms of the advisory agreement were fair and reasonable and in the best interests of the Fund’s shareholders.

Subadvisory Agreement

Nature, Extent and Quality of the Services to be Provided. The Board considered Silk’s background and experience as a frontier markets manager. The Board reviewed information regarding Silk’s investment strategy and the investment experience of the proposed portfolio managers for the Fund. The Board noted the breadth of Silk’s access to frontier markets through analysts and portfolio managers located in 13 different countries and the qualifications of its investment personnel. The Board discussed the firm’s services, strategies, compliance program and financial condition with a representative of Silk. The Board determined that the Fund was likely to benefit from services provided by Silk under the subadvisory agreement.

Investment Performance of Silk.  The Board reviewed historical performance data for a composite of accounts managed by Silk in the frontier markets strategy. The Board did not consider Silk’s historical performance to be a material factor in its consideration of the subadvisory agreement.

Proposed Subadvisory Fee. The Board determined that the proposed subadvisory fee structure was appropriate in light of the Fund’s investment style, the services to be provided by each firm, the business arrangement between Frontegra and Silk, and the fact that Frontegra and Silk are unaffiliated and thus the subadvisory fee is the product of arms-length bargaining. In evaluating the subadvisory fee, the Board noted that the fee will be paid by Frontegra and that therefore the overall advisory fee paid by the Fund will not be directly affected by the subadvisory fee.

Costs and Profitability. The Board reviewed certain historical and projected financial information provided by Silk, as well as information regarding Silk’s financial position provided by Frontegra. The Board determined that Silk had the financial resources to provide the contracted services to the Fund.

Economies of Scale. Because the subadvisory fee is not paid by the Fund, the Board did not consider whether the fee should reflect any potential economies of scale that might be realized as the Fund’s’ assets may increase.

Benefits to Silk. The Board considered information presented regarding any benefits to Silk from serving as subadviser to the Fund (in addition to the subadvisory fee). The Board believed that Silk will generally benefit from its association with the Fund.  The Board also noted that Frontier provides consulting services to Silk for which Frontier is compensated by Silk. The Board concluded that the benefits to be realized by Silk from its relationship to the Fund were appropriate.

On the basis of its review of the foregoing information, the Board found that the terms of the subadvisory agreement were fair and reasonable and in the best interests of the Fund.

ADDITIONAL INFORMATION
(Unaudited)

DIRECTORS AND OFFICERS AS OF OCTOBER 31, 2016

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the directors and officers of the Fund is set forth below. The SAI includes additional information about the Fund’s directors and officers and is available without charge, upon request by calling 1-888-825-2100.

Interested Director and Officers
Name, Address and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Director	Other Directorships Held by Director
William D. Forsyth III* Frontier Funds, Inc. 400 Skokie Boulevard Suite 500 Northbrook, Illinois 60062 Year of Birth: 1963	President	Elected annually by the Board; since August 2008 (co-president from 1996 – 2008).
Mr. Forsyth has served as President of Frontegra since August 2008 and as Treasurer and a Director of Frontegra since May 1996. Mr. Forsyth served as Co- President and Assistant Secretary of Frontegra from May 1996 to August 2008. Mr. Forsyth has served as Vice President of Timpani since August 2015. Mr. Forsyth served as President of Timpani from August 2008 to August 2015 and served as Co- President from April 2008 to August 2008. Mr. Forsyth has served as President of Frontegra Strategies, LLC, the principal distributor of the Funds’ shares, since August 2008 and as Co-President from August 2007 to August 2008. From July 1993 until the present, Mr. Forsyth also served as a Partner of Frontier Partners, Inc., a consulting/marketing firm (“Frontier”). From April 1987 until June 1993, Mr. Forsyth served as a Partner of Brinson Partners, Inc., an investment adviser, and from June 1986 until April 1987, he served as a product marketing representative of Harris Trust & Savings Bank. Mr. Forsyth has earned the right to use the CFA designation.
				7	None

	Director	Indefinite; since May 1996.

	Secretary	Indefinite; since August 2014.

*	Mr. Forsyth is an “interested person” of the Fund because he serves as a director and officer of Frontegra, owns 100% of Frontegra and has an indirect equity ownership interest in Timpani.

ADDITIONAL INFORMATION (continued)
(Unaudited)

Interested Director and Officers

Name, Address and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Director	Other Directorships Held by Director
Elyce D. Dilworth Frontier Funds, Inc. 400 Skokie Boulevard Suite 500 Northbrook, Illinois 60062 Year of Birth: 1966	Treasurer, Assistant Secretary, Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Elected annually by the Board; Treasurer and Assistant Secretary since August 2008; Chief Compliance Officer since January 2008; Anti-Money Laundering Compliance Officer since February 2008.
Ms. Dilworth has served as Chief Compliance Officer of Frontegra since January 2008 and as Secretary since August 2008. Ms. Dilworth served as Chief Compliance Officer of Timpani from April 2008 to June 2011 and from September 2014 to February 2015. She served as Chief Financial Officer of Timpani from April 2008 to March 2010. Ms. Dilworth served as Chief Compliance Officer of Frontier from September 2010 to June 2011 and from September 2014 to February 2015. Ms. Dilworth has also served as Chief Compliance Officer of the Distributor since August 2008. From June 2004 until May 2007, Ms. Dilworth was the Chief Compliance Officer for Van Wagoner Funds, Inc. (n/k/a Embarcadero Funds, Inc.), and the President, Secretary and Treasurer from January 2005 until May 2007. From April 1994 until December 2003, Ms. Dilworth was employed by UMB Fund Services, Inc., a service provider to mutual funds and alternative investment products. From January 1992 until April 1994, Ms. Dilworth was a Staff Accountant for PricewaterhouseCoopers LLP, a public accounting firm.
				N/A	N/A

ADDITIONAL INFORMATION (continued)
(Unaudited)

Independent Directors

Name, Address and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Director	Other Directorships Held by Director
David L. Heald 400 Skokie Boulevard Suite 500 Northbrook, Illinois 60062 Year of Birth: 1943	Lead Independent Director	Indefinite; since June 1996
Mr. Heald previously served as a principal and a director of Consulting Fiduciaries, Inc. (“CFI”) from 1994 to 2011 when he retired. CFI was a registered investment adviser that provided professional, independent, fiduciary decision making, consultation and alternative dispute resolution services to ERISA plans, plan sponsors and investment managers. Between April 1994 and August 1994, Mr. Heald engaged in the private practice of law. From August 1992 until April 1994, Mr. Heald was a managing director and the chief administrative officer of Calamos Asset Management, Inc., a registered investment adviser specializing in convertible securities, and he served as an officer and director of CFS Investment Trust, a registered investment company comprised of four series. From January 1990 until August 1992, Mr. Heald was a partner in the Chicago based law firm of Gardner, Carton & Douglas.
				7	None

ADDITIONAL INFORMATION (continued)
(Unaudited)

Independent Directors

Name, Address and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Director	Other Directorships Held by Director
Steven K. Norgaard 400 Skokie Boulevard Suite 500 Northbrook, Illinois 60062 Year of Birth: 1964	Independent Director	Indefinite; since October 2013	Mr. Norgaard has been an attorney with Steven K. Norgaard, P.C. since 1994. From 1990 to 1994, he was an attorney at McDermott, Will & Emery.	7	Boulder Growth & Income Fund, Inc.

James M. Snyder 400 Skokie Boulevard Suite 500 Northbrook, Illinois 60062 Year of Birth: 1947	Independent Director	Indefinite; since May 2002	Mr. Snyder is a private investor and chairman of a family foundation. Mr. Snyder served as an investment professional with Northern Trust from June 1969 until his retirement in June 2001. He served in a variety of capacities at Northern Trust, including as Chief Investment Officer, Executive Vice President of Northern Trust and Vice Chairman of Northern Trust Global Investments. Mr. Snyder has earned the right to use the Chartered Financial Analyst (CFA) designation.	7	IronBridge Funds, Inc. (with oversight of four portfolios)

ADDITIONAL INFORMATION (continued)
(Unaudited)

FOREIGN TAX CREDIT

For the period ended October 31, 2016, the Fund earned $553,577 in foreign source income and paid $54,570 in foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

A NOTE ON FORWARD-LOOKING STATEMENTS

This report includes forward-looking statements such as adviser, subadviser and/or portfolio manager predictions, opinions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on these statements include the accuracy of the adviser’s, subadviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by an adviser, subadviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

In addition, portfolio composition will change due to ongoing management of the Fund. Specific securities named in this report may not currently be owned by the Fund, or the Fund’s position in the securities may have changed.

ADDITIONAL INFORMATION

Frontier Funds has adopted proxy voting policies and procedures that delegate to Frontegra Asset Management, Inc. (“Frontegra”) the authority to vote proxies. The proxy voting policies permit Frontegra to delegate its authority to vote proxies to a Fund’s subadviser. A description of the Frontier Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-825-2100. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov and the Funds’ website at www.frontiermutualfunds.com or by calling the Funds toll free at 1-888-825-2100.

The actual voting records relating to the Fund’s portfolio securities during the most recent period ended June 30 are available without charge by calling the Fund toll free at 1-888-825-2100 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files a complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Form N-Q is available on the SEC’s website at http://www.sec.gov. The Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference. See Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee.  Steven Norgaard is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  In the following table, “Audit Fees” are fees billed for professional services for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Tax Fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no other services provided by the principal accountant.  The following table details the aggregate fees billed for each of the last two fiscal years by the principal accountant.

	FYE 10/31/2016	FYE 10/31/2015
Audit Fees	$13,800	N/A
Tax Fees	$3,000	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant with respect to any engagement that directly relates to the operations and financial reporting of the registrant.  In accordance with its pre-approval policies and procedures, the audit committee pre-approved all audit and tax services provided by the principal accountant during fiscal year 2016.  During the last two fiscal years, there were no non-audit services rendered by the principal accountant to the registrant’s investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant.  All of the hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days prior to the filing date of this Form N-CSR, the registrant’s principal executive officer and principal financial officer have concluded that the disclosure controls and procedures are effective.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the Registrant’s Form N-CSR filed September 8, 2008.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By:          /s/ William D. Forsyth III
William D. Forsyth III, President and Secretary
(Principal Executive Officer)
Date:      12/27/2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ William D. Forsyth III
William D. Forsyth III, President and Secretary
(Principal Executive Officer)

Date:       12/27/2016

By:          /s/ Elyce D. Dilworth
Elyce  D. Dilworth, Treasurer and Assistant Secretary
(Principal Financial Officer)

Date:       12/27/2016